Interest and Finance Cost (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Interest and Finance Cost
Interest and Finance Cost

16. Interest and Finance Costs

Interest and finance costs of $1,579,206 is comprised of interest incurred of $1,666,159, $800,807 of amortization of financing costs, and $84,250 of other finance costs less capitalized interest of $972,010 for the period July 1, 2013 to March 31, 2014.

13. Interest and Finance Cost

Interest and finance cost is comprised of $659,832, $2,434,235, and $2,292,238 of interest on long-term debt and $102,983, $134,750 and $123,617 of other finance costs for the period ended July 28, 2013 and the years ended March 31, 2013 and March 31, 2012, respectively.